DWS Tax-Exempt Portfolio Shareholder Fees	Apr. 30, 2025 USD ($)
DWS Tax Expt Cash Prmr Shrs [Member] | DWS Tax-Exempt Portfolio | DWS Tax-Exempt Cash Premier Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0